DECOMMISSIONING FUND	12 Months Ended
Dec. 31, 2020
DECOMMISSIONING FUND
DECOMMISSIONING FUND

NOTE 9 - DECOMMISSIONING FUND

The decommissioning of nuclear power plants is a set of measures taken to safely remove a nuclear installation from service, reducing residual radioactivity to levels that allow the site to be released for restricted or unrestricted use. In order to allow for the inclusion of costs to be incurred with the decommissioning of the Angra 1 and 2 plants, an obligation to demobilize assets was recorded in the accounts, based on technical studies prepared by the Company, as per Note 33.

Annually, Eletrobras establishes the amount to be paid to the financial fund for the decommissioning of the Angra 1 and Angra 2 plants, considering as a calculation basis, the portion considered by ANEEL, in the fixed revenue of the abovementioned plants. For the fiscal year 2020, the amount deposited was the amount of R$ 184,960.

The abovementioned fund is maintained with Banco do Brasil, through a long-term extra-market investment fund, exclusive to accumulate the funds destined to defray decommissioning activities. The ownership of this fund belongs to Eletrobras, as determined by the National Energy Policy Council (CNPE).

Below, we show the portfolio details of the abovementioned fund:

	12/31/2020	12/31/2019
Public Securities	1,593,736	1,147,563
Buyback Transactions	165,359	81,678
U.S. Dollar Futures	(5,303)	(6,869)
Other	35	21
Total	1,753,827	1,222,393

In the year ended December 31, 2020, the decommissioning fund presented a financial increase of R$ 405,281 (R$ 119,006 for the year ended December 31, 2019), due to the decommissioning of the Financial Fund portfolio containing a public bond linked to the variation of the US dollar currency.

Accounting policy

The decommissioning fund is a financial asset measured at fair value through profit or loss, in which financial gains and losses are recognized in the financial result item, in view of the portfolio of the Banco do Brasil Financial Fund for decommissioning containing public bonds linked to the variation of the US dollar currency. Monthly, the financial income incurred during the year is subject to due taxation of income tax at source.